Maximum Potential Amount of Future Payment for Credit Protection Written by Expiration Period (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 3,375	¥ 4,444
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,422	1,212
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,896	3,024
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 57	¥ 208